Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000261806
Shareholder Report [Line Items]
Fund Name	DF Tactical 30 ETF
Trading Symbol	DFTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DF Tactical 30 ETF for the period of November 11, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/. You can also request this information by contacting us at 1-800-642-4276.
Additional Information Phone Number	1-800-642-4276
Additional Information Website	https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/
Expenses [Text Block]

What were the Fund’s costs since inception?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Tactical 30 ETF	$50	0.69%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through June 30, 2026. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.69% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
Since Inception (November 11, 2025)
DF Tactical 30 ETF - NAV	28.84%
Syntax US Mega Cap 100 Total Return Index (USD)	8.95%
Syntax US LargeCap 500 Total Return Index (USD)	10.73%
DF Risk-Managed Tactical Top 30 Total Return Index (USD)	29.23%
DF Tactical Top 30 Total Return Index (USD)	29.23%

Performance Inception Date	Nov. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,750,878
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 111,957
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,750,878
Number of Portfolio Holdings	31
Advisory Fee	$111,957
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	99.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	1.9%
Health Care	2.5%
Energy	4.3%
Consumer Discretionary	6.2%
Financials	6.7%
Industrials	8.1%
Communications	8.8%
Technology	61.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	10.7%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.1%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	4.0%
Applied Materials, Inc.	3.6%
Lam Research Corporation	3.3%
Intel Corporation	3.3%
Caterpillar, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

[1]	Annualized